SHARE CAPITAL (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares
Statement [Line Items]
Beginning | shares	812,429,995	812,429,995	678,981,882	678,981,882
Share purchase warrant exercises | shares	5,500,000	5,500,000
Ending | shares	812,429,995	812,429,995	678,981,882	678,981,882
Beginning, amount	$ 1,366,710,000
Less: allocation to share warrants issue expense	791,000		$ 0
Share option exercises	6,300,000		148,000
Ending, amount	$ 1,517,029,000		$ 1,366,710,000
Share Purchase Warrants Issue Expense
Statement [Line Items]
Beginning | shares	812,429,995	812,429,995	678,981,882	678,981,882	597,192,153
Other share issue proceeds-total, amount		$ 19,889
Share issue proceeds, shares | shares	110,023,950	110,023,950	81,179,280	81,179,280
Share option exercises, shares | shares	8,451,848	8,451,848	251,500	251,500
Share unit exercises-fair value adjustment, shares | shares	970,329	970,329	358,949	358,949
Other share issue proceeds-total | shares	13,996,486	13,996,486
Share purchase warrant exercises | shares	5,500	5,500	14,000	14,000
Share unit exercises-transfer from contributed surplus | shares	970,329	970,329
Ending | shares	812,429,995	812,429,995	678,981,882	678,981,882	597,192,153
Beginning, amount		$ 1,366,710		$ 1,335,467
Share issue proceeds	$ 144,214,000		$ 33,933,000
Less: allocation to share purchase warrants liability (note 15)		(13,234)		0
Less: allocation to share warrants issue expense		791		0
Less: other share issue costs		(1,798)		0
Share issue costs	8,584,000		3,108,000
Share option exercises	6,300,000		148,000
Share unit exercises-fair value adjustment	566,000		242,000
Share option exercises-fair value adjustment	2,157,000		50,000
Flow-through share premium liability	0		(22,000)
Share purchase warrant exercises-warrant liability settled	$ 4,000		$ 0
Total share capital amount		150,319		31,243
Ending, amount		$ 1,517,029		$ 1,366,710